Risk management - Trading market risk - VaR (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trading market risk
Main market risk metric
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 8,300,000	€ 10,300,000	€ 11,300,000
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	2,000,000
Expected shortfall (ES) at 97.5%	€ 8,100,000
VaE confidence level, percent	99.00%
Trading market risk | Hedge funds
Main market risk metric
VaR	€ 344,000,000
Trading market risk | Monolines
Main market risk metric
VaR	0
Trading market risk | Minimum
Main market risk metric
VaR	6,500,000
Trading market risk | Average
Main market risk metric
VaR	12,500,000	12,100,000	9,700,000
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	400,000
Trading market risk | Maximum
Main market risk metric
VaR	54,800,000
Trading market risk | Europe
Main market risk metric
VaR	8,000,000.0	10,100,000	5,500,000
Expected shortfall (ES) at 97.5%	9,300,000
Trading market risk | Europe | Minimum
Main market risk metric
VaR	5,000,000.0
Trading market risk | Europe | Average
Main market risk metric
VaR	10,500,000	6,300,000	5,000,000.0
Trading market risk | Europe | Maximum
Main market risk metric
VaR	39,100,000
Trading market risk | North America
Main market risk metric
VaR	2,900,000	3,800,000	8,300,000
Expected shortfall (ES) at 97.5%	2,700,000
Trading market risk | North America | Minimum
Main market risk metric
VaR	2,800,000
Trading market risk | North America | Average
Main market risk metric
VaR	6,600,000	3,500,000	7,200,000
Trading market risk | North America | Maximum
Main market risk metric
VaR	13,700,000
Trading market risk | South America
Main market risk metric
VaR	4,500,000	6,000,000.0	10,000,000.0
Expected shortfall (ES) at 97.5%	5,000,000.0
Trading market risk | South America | Minimum
Main market risk metric
VaR	2,400,000
Trading market risk | South America | Average
Main market risk metric
VaR	5,600,000	9,500,000	7,200,000
Trading market risk | South America | Maximum
Main market risk metric
VaR	26,400,000
Diversification effect
Main market risk metric
VaR	(11,800,000)	(9,900,000)	(11,500,000)
Expected shortfall (ES) at 97.5%	(12,600,000)
Diversification effect | Minimum
Main market risk metric
VaR	(6,000,000.0)
Diversification effect | Average
Main market risk metric
VaR	(13,100,000)	(8,200,000)	(9,300,000)
Diversification effect | Maximum
Main market risk metric
VaR	(15,800,000)
Diversification effect | Europe
Main market risk metric
VaR	(8,900,000)	(8,300,000)	(8,200,000)
Expected shortfall (ES) at 97.5%	(8,800,000)
Diversification effect | Europe | Minimum
Main market risk metric
VaR	(4,600,000)
Diversification effect | Europe | Average
Main market risk metric
VaR	(10,600,000)	(6,900,000)	(6,700,000)
Diversification effect | Europe | Maximum
Main market risk metric
VaR	(21,900,000)
Diversification effect | North America
Main market risk metric
VaR	(1,100,000)	(2,100,000)	(2,700,000)
Expected shortfall (ES) at 97.5%	(900,000)
Diversification effect | North America | Minimum
Main market risk metric
VaR	700,000
Diversification effect | North America | Average
Main market risk metric
VaR	(2,200,000)	(1,300,000)	(4,800,000)
Diversification effect | North America | Maximum
Main market risk metric
VaR	(5,300,000)
Diversification effect | South America
Main market risk metric
VaR	(4,300,000)	(3,800,000)	(2,300,000)
Expected shortfall (ES) at 97.5%	(3,700,000)
Diversification effect | South America | Minimum
Main market risk metric
VaR	(800,000)
Diversification effect | South America | Average
Main market risk metric
VaR	(3,400,000)	(2,900,000)	(3,500,000)
Diversification effect | South America | Maximum
Main market risk metric
VaR	(13,800,000)
Interest rate
Main market risk metric
VaR	5,400,000	9,200,000	9,700,000
Expected shortfall (ES) at 97.5%	5,900,000
Interest rate | Minimum
Main market risk metric
VaR	4,700,000
Interest rate | Average
Main market risk metric
VaR	9,200,000	10,000,000.0	9,400,000
Interest rate | Maximum
Main market risk metric
VaR	29,200,000
Interest rate | Europe
Main market risk metric
VaR	6,500,000	8,200,000	5,800,000
Expected shortfall (ES) at 97.5%	7,200,000
Interest rate | Europe | Minimum
Main market risk metric
VaR	3,200,000
Interest rate | Europe | Average
Main market risk metric
VaR	7,900,000	6,000,000.0	5,000,000.0
Interest rate | Europe | Maximum
Main market risk metric
VaR	24,000,000.0
Interest rate | North America
Main market risk metric
VaR	3,300,000	3,400,000	7,700,000
Expected shortfall (ES) at 97.5%	3,000,000.0
Interest rate | North America | Minimum
Main market risk metric
VaR	1,600,000
Interest rate | North America | Average
Main market risk metric
VaR	3,400,000	2,600,000	6,400,000
Interest rate | North America | Maximum
Main market risk metric
VaR	7,100,000
Interest rate | South America
Main market risk metric
VaR	4,100,000	5,900,000	6,600,000
Expected shortfall (ES) at 97.5%	4,200,000
Interest rate | South America | Minimum
Main market risk metric
VaR	2,300,000
Interest rate | South America | Average
Main market risk metric
VaR	5,200,000	7,800,000	6,400,000
Interest rate | South America | Maximum
Main market risk metric
VaR	26,300,000
Equities
Main market risk metric
VaR	3,100,000	4,800,000	2,800,000
Expected shortfall (ES) at 97.5%	3,700,000
Equities | Minimum
Main market risk metric
VaR	2,100,000
Equities | Average
Main market risk metric
VaR	4,400,000	2,900,000	2,400,000
Equities | Maximum
Main market risk metric
VaR	14,700,000
Equities | Europe
Main market risk metric
VaR	3,000,000.0	4,900,000	1,200,000
Expected shortfall (ES) at 97.5%	3,600,000
Equities | Europe | Minimum
Main market risk metric
VaR	2,100,000
Equities | Europe | Average
Main market risk metric
VaR	4,300,000	1,900,000	1,100,000
Equities | Europe | Maximum
Main market risk metric
VaR	15,000,000.0
Equities | North America
Main market risk metric
VaR	100,000	100,000	0
Expected shortfall (ES) at 97.5%	100,000
Equities | North America | Minimum
Main market risk metric
VaR	0.0
Equities | North America | Average
Main market risk metric
VaR	300,000	200,000	100,000
Equities | North America | Maximum
Main market risk metric
VaR	1,200,000
Equities | South America
Main market risk metric
VaR	500,000	1,700,000	2,900,000
Expected shortfall (ES) at 97.5%	500,000
Equities | South America | Minimum
Main market risk metric
VaR	200,000
Equities | South America | Average
Main market risk metric
VaR	1,000,000.0	2,000,000.0	2,500,000
Equities | South America | Maximum
Main market risk metric
VaR	6,300,000
Exchange rate
Main market risk metric
VaR	6,000,000.0	2,600,000	6,200,000
Expected shortfall (ES) at 97.5%	5,500,000
Exchange rate | Minimum
Main market risk metric
VaR	2,600,000
Exchange rate | Average
Main market risk metric
VaR	5,900,000	3,900,000	3,900,000
Exchange rate | Maximum
Main market risk metric
VaR	12,900,000
Exchange rate | Europe
Main market risk metric
VaR	2,900,000	1,900,000	2,100,000
Expected shortfall (ES) at 97.5%	2,700,000
Exchange rate | Europe | Minimum
Main market risk metric
VaR	1,300,000
Exchange rate | Europe | Average
Main market risk metric
VaR	3,500,000	1,900,000	1,700,000
Exchange rate | Europe | Maximum
Main market risk metric
VaR	10,700,000
Exchange rate | North America
Main market risk metric
VaR	500,000	2,400,000	3,300,000
Expected shortfall (ES) at 97.5%	500,000
Exchange rate | North America | Minimum
Main market risk metric
VaR	500,000
Exchange rate | North America | Average
Main market risk metric
VaR	5,100,000	2,000,000.0	5,500,000
Exchange rate | North America | Maximum
Main market risk metric
VaR	10,700,000
Exchange rate | South America
Main market risk metric
VaR	4,200,000	2,100,000	2,900,000
Expected shortfall (ES) at 97.5%	4,200,000
Exchange rate | South America | Minimum
Main market risk metric
VaR	800,000
Exchange rate | South America | Average
Main market risk metric
VaR	2,700,000	2,600,000	1,900,000
Exchange rate | South America | Maximum
Main market risk metric
VaR	7,600,000
Credit spread
Main market risk metric
VaR	4,500,000	3,500,000	4,100,000
Expected shortfall (ES) at 97.5%	4,500,000
Credit spread | Minimum
Main market risk metric
VaR	3,100,000
Credit spread | Average
Main market risk metric
VaR	5,500,000	3,400,000	3,400,000
Credit spread | Maximum
Main market risk metric
VaR	11,400,000
Credit spread | Europe
Main market risk metric
VaR	4,500,000	3,500,000	4,600,000
Expected shortfall (ES) at 97.5%	4,500,000
Credit spread | Europe | Minimum
Main market risk metric
VaR	3,100,000
Credit spread | Europe | Average
Main market risk metric
VaR	5,500,000	3,400,000	3,900,000
Credit spread | Europe | Maximum
Main market risk metric
VaR	11,400,000
Commodities
Main market risk metric
VaR	1,100,000	0.0	0
Expected shortfall (ES) at 97.5%	1,000,000.0
Commodities | Minimum
Main market risk metric
VaR	0.0
Commodities | Average
Main market risk metric
VaR	500,000	0.0	0
Commodities | Maximum
Main market risk metric
VaR	2,500,000
Commodities | Europe
Main market risk metric
VaR	0.0	0.0	0
Expected shortfall (ES) at 97.5%	0.0
Commodities | Europe | Minimum
Main market risk metric
VaR	0.0
Commodities | Europe | Average
Main market risk metric
VaR	0.0	€ 0.0	€ 0
Commodities | Europe | Maximum
Main market risk metric
VaR	€ 0.0